Financial Assets and Liabilities - Recurring (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Fair value measurements measured on a recurring basis
Transfers of financial assets between levels	$ 0		$ 0
Assets
Financial instruments owned, at fair value	1,658,086	$ 1,307,933
Financial instruments owned, pledged as collateral	399,306	236,375
Other assets: exchange stock	9,162	8,205
Liabilities
Financial instruments sold, not yet purchased, at fair value	1,785,628	1,037,634
Equity securities
Assets
Financial instruments owned, pledged as collateral	376,583	219,159
Exchange traded notes
Assets
Financial instruments owned, pledged as collateral	22,723	17,216
Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Financial instruments owned, at fair value	1,612,848	1,282,216		$ 1,343,105
Financial instruments owned, pledged as collateral	399,306	236,375		415,179
Other assets: exchange stock	9,162	8,205		7,318
Liabilities
Financial instruments sold, not yet purchased, at fair value	1,771,117	973,456		1,272,491
Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets
Financial instruments owned, at fair value	1,562,612	1,216,532		1,307,528
Financial instruments owned, pledged as collateral	376,583	219,159		379,276
Liabilities
Financial instruments sold, not yet purchased, at fair value	1,668,114	859,836		1,042,385
Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government obligations
Assets
Financial instruments owned, at fair value				13,760
Financial instruments owned, pledged as collateral				1,965
Liabilities
Financial instruments sold, not yet purchased, at fair value				198,464
Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U S And Non-U S Government Obligations
Assets
Financial instruments owned, at fair value	5,172
Liabilities
Financial instruments sold, not yet purchased, at fair value	34,033	21,107
Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Exchange traded notes
Assets
Financial instruments owned, at fair value	45,064	65,684		21,817
Financial instruments owned, pledged as collateral	22,723	17,216		33,938
Liabilities
Financial instruments sold, not yet purchased, at fair value	68,970	92,513		31,642
Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Exchange stock
Assets
Other assets: exchange stock	9,162	8,205		7,318
Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Financial instruments owned, at fair value	406,744	1,655,346		208,199
Liabilities
Financial instruments sold, not yet purchased, at fair value	376,017	1,693,807		168,991
Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Currency forwards
Assets
Financial instruments owned, at fair value	361,506	1,629,637		179,650
Liabilities
Financial instruments sold, not yet purchased, at fair value	373,870	1,645,820		163,070
Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Options
Assets
Financial instruments owned, at fair value	190	321		948
Liabilities
Financial instruments sold, not yet purchased, at fair value	214	79		2,038
Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Interest rate swaps
Assets
Financial instruments owned, at fair value	424
Liabilities
Financial instruments sold, not yet purchased, at fair value	434	12
Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Equity securities
Assets
Financial instruments owned, at fair value	35,360	17,166		27,601
Liabilities
Financial instruments sold, not yet purchased, at fair value	1,499	47,896		3,883
Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2) | U S And Non-U S Government Obligations
Assets
Financial instruments owned, at fair value	9,264	8,222
Fair value measurements measured on a recurring basis | Counterparty Netting
Assets
Financial instruments owned, at fair value	(361,506)	(1,629,629)		(163,070)
Liabilities
Financial instruments sold, not yet purchased, at fair value	(361,506)	(1,629,629)		(163,070)
Fair value measurements measured on a recurring basis | Counterparty Netting | Currency forwards
Assets
Financial instruments owned, at fair value	(361,506)	(1,629,629)		(163,070)
Liabilities
Financial instruments sold, not yet purchased, at fair value	(361,506)	(1,629,629)		(163,070)
Fair value measurements measured on a recurring basis | Total Fair Value
Assets
Financial instruments owned, at fair value	1,658,086	1,307,933		1,388,234
Financial instruments owned, pledged as collateral	399,306	236,375		415,179
Other assets: exchange stock	9,162	8,205		7,318
Liabilities
Financial instruments sold, not yet purchased, at fair value	1,785,628	1,037,634		1,278,412
Fair value measurements measured on a recurring basis | Total Fair Value | Currency forwards
Assets
Financial instruments owned, at fair value		8		16,580
Liabilities
Financial instruments sold, not yet purchased, at fair value	12,364	16,191
Fair value measurements measured on a recurring basis | Total Fair Value | Options
Assets
Financial instruments owned, at fair value	190	321		948
Liabilities
Financial instruments sold, not yet purchased, at fair value	214	79		2,038
Fair value measurements measured on a recurring basis | Total Fair Value | Interest rate swaps
Assets
Financial instruments owned, at fair value	424
Liabilities
Financial instruments sold, not yet purchased, at fair value	434	12
Fair value measurements measured on a recurring basis | Total Fair Value | Equity securities
Assets
Financial instruments owned, at fair value	1,597,972	1,233,698		1,335,129
Financial instruments owned, pledged as collateral	376,583	219,159		379,276
Liabilities
Financial instruments sold, not yet purchased, at fair value	1,669,613	907,732		1,046,268
Fair value measurements measured on a recurring basis | Total Fair Value | U.S. government obligations
Assets
Financial instruments owned, at fair value				13,760
Financial instruments owned, pledged as collateral				1,965
Liabilities
Financial instruments sold, not yet purchased, at fair value				198,464
Fair value measurements measured on a recurring basis | Total Fair Value | U S And Non-U S Government Obligations
Assets
Financial instruments owned, at fair value	14,436	8,222
Liabilities
Financial instruments sold, not yet purchased, at fair value	34,033	21,107
Fair value measurements measured on a recurring basis | Total Fair Value | Exchange traded notes
Assets
Financial instruments owned, at fair value	45,064	65,684		21,817
Financial instruments owned, pledged as collateral	22,723	17,216		33,938
Liabilities
Financial instruments sold, not yet purchased, at fair value	68,970	92,513		31,642
Fair value measurements measured on a recurring basis | Total Fair Value | Exchange stock
Assets
Other assets: exchange stock	$ 9,162	8,205		7,318
Virtu Financial, LLC and subsidiaries
Fair value measurements measured on a recurring basis
Transfers of financial assets between levels		0		0
Assets
Financial instruments owned, at fair value		1,307,933		1,388,234
Financial instruments owned, pledged as collateral		236,375		415,179
Other assets: exchange stock		8,205		7,318
Liabilities
Financial instruments sold, not yet purchased, at fair value		1,037,634		1,278,412
Virtu Financial, LLC and subsidiaries | Equity securities
Assets
Financial instruments owned, pledged as collateral		219,159		379,276
Virtu Financial, LLC and subsidiaries | U.S. government obligations
Assets
Financial instruments owned, pledged as collateral				1,965
Virtu Financial, LLC and subsidiaries | Exchange traded notes
Assets
Financial instruments owned, pledged as collateral		17,216		$ 33,938
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Financial instruments owned, at fair value		1,282,216
Financial instruments owned, pledged as collateral		236,375
Other assets: exchange stock		8,205
Liabilities
Financial instruments sold, not yet purchased, at fair value		973,455
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets
Financial instruments owned, at fair value		1,216,532
Financial instruments owned, pledged as collateral		219,159
Liabilities
Financial instruments sold, not yet purchased, at fair value		859,835
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U S And Non-U S Government Obligations
Liabilities
Financial instruments sold, not yet purchased, at fair value		21,107
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Exchange traded notes
Assets
Financial instruments owned, at fair value		65,684
Financial instruments owned, pledged as collateral		17,216
Liabilities
Financial instruments sold, not yet purchased, at fair value		92,513
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Exchange stock
Assets
Other assets: exchange stock		8,205
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Financial instruments owned, at fair value		1,655,346
Liabilities
Financial instruments sold, not yet purchased, at fair value		1,693,807
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Currency forwards
Assets
Financial instruments owned, at fair value		1,629,637
Liabilities
Financial instruments sold, not yet purchased, at fair value		1,645,820
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Options
Assets
Financial instruments owned, at fair value		321
Liabilities
Financial instruments sold, not yet purchased, at fair value		79
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Interest rate swaps
Liabilities
Financial instruments sold, not yet purchased, at fair value		12
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Equity securities
Assets
Financial instruments owned, at fair value		17,166
Liabilities
Financial instruments sold, not yet purchased, at fair value		47,896
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Significant Other Observable Inputs (Level 2) | U S And Non-U S Government Obligations
Assets
Financial instruments owned, at fair value		8,222
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Counterparty Netting
Assets
Financial instruments owned, at fair value		(1,629,629)
Liabilities
Financial instruments sold, not yet purchased, at fair value		(1,629,629)
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Counterparty Netting | Currency forwards
Assets
Financial instruments owned, at fair value		(1,629,629)
Liabilities
Financial instruments sold, not yet purchased, at fair value		(1,629,629)
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Total Fair Value
Assets
Financial instruments owned, at fair value		1,307,933
Financial instruments owned, pledged as collateral		236,375
Other assets: exchange stock		8,205
Liabilities
Financial instruments sold, not yet purchased, at fair value		1,037,633
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Total Fair Value | Currency forwards
Assets
Financial instruments owned, at fair value		8
Liabilities
Financial instruments sold, not yet purchased, at fair value		16,191
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Total Fair Value | Options
Assets
Financial instruments owned, at fair value		321
Liabilities
Financial instruments sold, not yet purchased, at fair value		79
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Total Fair Value | Interest rate swaps
Liabilities
Financial instruments sold, not yet purchased, at fair value		12
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Total Fair Value | Equity securities
Assets
Financial instruments owned, at fair value		1,233,698
Financial instruments owned, pledged as collateral		219,159
Liabilities
Financial instruments sold, not yet purchased, at fair value		907,731
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Total Fair Value | U S And Non-U S Government Obligations
Assets
Financial instruments owned, at fair value		8,222
Liabilities
Financial instruments sold, not yet purchased, at fair value		21,107
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Total Fair Value | Exchange traded notes
Assets
Financial instruments owned, at fair value		65,684
Financial instruments owned, pledged as collateral		17,216
Liabilities
Financial instruments sold, not yet purchased, at fair value		92,513
Virtu Financial, LLC and subsidiaries | Fair value measurements measured on a recurring basis | Total Fair Value | Exchange stock
Assets
Other assets: exchange stock		$ 8,205